PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-      PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2021	2020
Cost:

Leasehold improvements	$53,011	$41,101
Computers, peripheral equipment and electronic equipment	35,204	27,449
Internal use software	4,983	2,467
Office furniture and equipment	7,010	6,464
Vehicles	254	130

	100,462	77,611

Less - accumulated depreciation	50,025	41,748

Depreciated cost	$50,437	$35,863

Depreciation expense related to property and equipment, net was included in the following line items in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$3,186	$2,654	$1,946
Research and development, net	6,427	7,703	6,401
Selling and marketing	2,939	2,993	2,244
General and administrative	1,377	1,260	1,535

	$13,929	$14,610	$12,126

During 2021 and 2020, the Company recorded a reduction of $5,652 and $5,923 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company.